united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, NE 68130

(Address of principal executive offices)

Stephanie Shearer, Gemini Fund Services, LLC.

17645 Wright Street, Suite 200, Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 3/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Value
	EXCHANGE TRADED FUNDS - 92.6%
	BOND FUNDS - 29.5%
44,100	First Trust Enhanced Short Maturity ETF	$2,645,118
49,300	First Trust Low Duration Opportunities ETF	2,528,104
23,778	iShares Core U.S. Aggregate Bond ETF	2,593,466
47,150	Schwab US TIPs ETF	2,593,250
81,937	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	2,504,814
52,438	Vanguard Short-Term Inflation-Protected Securities ETF	2,552,682
46,300	Vanguard Total International Bond ETF	2,582,151
	TOTAL BOND FUNDS (Cost - $18,242,841)	17,999,585

	EQUITY FUNDS - 63.1%
	COMMODITY - 8.4%
104,900	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	2,547,476
141,700	WisdomTree Continuous Commodity Index Fund *	2,552,017
		5,099,493
	EMERGING MARKETS - 8.4%
49,836	iShares Core MSCI Emerging Markets ETF	2,577,020
47,300	JPMorgan Diversified Return Emerging Markets Equity ETF	2,565,552
		5,142,572
	LARGE CAP GROWTH - 8.5%
24,651	Invesco S&P 500 Equal Weight ETF	2,574,550
9,978	Vanguard S&P 500 ETF	2,589,690
		5,164,240
	MID CAP GROWTH - 4.2%
13,595	iShares Core S&P Mid-Cap ETF	2,574,893

	MID CAP VALUE - 4.3%
23,986	Vanguard Mid-Cap Value ETF	2,587,610

	SMALL CAP GROWTH - 4.2%
14,313	Vanguard Small-Cap Growth ETF	2,572,332

	SMALL CAP VALUE - 4.2%
19,743	Vanguard Small-Cap Value ETF	2,541,516

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
Shares		Value
	SPECIALTY - 20.9%
80,248	Fidelity MSCI Materials Index ETF	$2,527,812
127,700	IQ 50 Percent Hedged FTSE International ETF	2,555,341
80,709	iShares North American Natural Resources ETF	2,532,648
109,550	VanEck Vectors Mortgage REIT Income ETF	2,582,094
29,305	Vanguard Real Estate ETF	2,546,898
		12,744,793

	TOTAL EQUITY FUNDS (Cost - $32,705,725)	38,427,449

	TOTAL EXCHANGE TRADED FUNDS (Cost - $50,948,566)	56,427,034

	MUTUAL FUND - 4.1%
63,167	Fidelity International Index Fund, Premium Class (Cost - $2,088,803)	2,526,042

	SHORT-TERM INVESTMENT - 3.1%
	MONEY MARKET FUND - 3.1%
1,862,607	BlackRock Liquidity Funds - FedFund Portfolio, Institutional Class, 2.36% **(Cost - $1,862,607)	1,862,607

	TOTAL INVESTMENTS - 99.8% (Cost - $54,899,976)	$60,815,683
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	116,112
	NET ASSETS - 100.0%	$60,931,795

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

If market quotations are not readily available or are determined to be unreliable, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “ Fair Value Procedures”). The Trust’s Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and, valuation consultant ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Portfolio's investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$17,999,585	$-	$-	$17,999,585
Equity Funds	38,427,449	-	-	38,427,449
Mutual Fund	2,526,042	-	-	2,526,042
Short-Term Investment	1,862,607	-	-	1,862,607
Total Investments	$60,815,683	$-	$-	$60,815,683

The Portfolio did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classification.

Exchange Traded Funds
The Portfolio may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

At March 31, 2019 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$55,788,191	$6,548,863	$(1,521,371)	$5,027,492

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

7Twelve Balanced Portfolio

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/22/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/22/19

By

*/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 5/22/19